Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

12 Property, plant and equipment

						Other tangible
		E&P wells,		E&P exploration	E&P tangible	assets in
	Land and	plant and	Other plant	assets and	assets in	progress and
(€ million)	buildings	machinery	and machinery	appraisal	progress	advances	Total
2021
Net carrying amount - beginning of the year	1,128	39,648	3,299	1,341	7,118	1,409	53,943
Additions	18	8	277	380	3,413	854	4,950
Depreciation capitalized				28	90		118
Depreciation (*)	(49)	(5,421)	(496)				(5,966)
Reversals		1,080	118		337		1,535
Impairment	(101)	(90)	(768)		(85)	(582)	(1,626)
Write-off	(1)		(2)	(331)	(18)		(352)
Currency translation differences	2	2,956	66	106	546	12	3,688
Initial recognition and changes in estimates		200		(9)	4		195
Changes in the scope of consolidation	22		1,001	(199)	(1,119)	43	(252)
Transfers	50	3,841	409	(44)	(3,797)	(459)
Other changes	2	120	(54)	(28)	56	(30)	66
Net carrying amount - end of the year	1,071	42,342	3,850	1,244	6,545	1,247	56,299
Gross carrying amount - end of the year	4,175	149,117	30,618	1,244	10,485	3,107	198,746
Provisions for depreciation and impairments	3,104	106,775	26,768		3,940	1,860	142,447
2020
Net carrying amount - beginning of the year	1,218	46,492	3,632	1,563	7,412	1,875	62,192
Additions	12	6	229	265	3,127	768	4,407
Depreciation capitalized				4	100		104
Depreciation (*)	(55)	(5,642)	(508)				(6,205)
Reversals	13	183	342		98	12	648
Impairment	(82)	(1,551)	(972)		(567)	(582)	(3,754)
Write-off			(1)	(296)	(7)	(1)	(305)
Currency translation differences	(2)	(3,325)	(75)	(119)	(605)	(14)	(4,140)
Initial recognition and changes in estimates		870		(9)	94		955
Transfers	39	2,677	755	(47)	(2,630)	(794)
Other changes	(15)	(62)	(103)	(20)	96	145	41
Net carrying amount - end of the year	1,128	39,648	3,299	1,341	7,118	1,409	53,943
Gross carrying amount - end of the year	4,082	136,468	28,839	1,341	11,169	2,742	184,641
Provisions for depreciation and impairments	2,954	96,820	25,540		4,051	1,333	130,698

(*)Before capitalization of depreciation of tangible assets

Capital expenditures included capitalized finance expenses of €68 million (€73 million in 2020) related to the Exploration & Production segment for €54 million (€51 million in 2020). The interest rate used for capitalizing finance expense ranged from 0.4% to 2.1% (1.3% to 2.2% at December 31, 2020).

Capital expenditures primarily related to the Exploration & Production segment for €3,843 million (€3,444 million in 2020).

Capital expenditures by industry segment and geographical area of destination are reported in note 35 - Segment information and information by geographical area.

The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Buildings	2 – 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	3 – 17
Gas pipelines and compression stations	4 – 12
Power plants	3 – 5
Other plant and machinery	6 – 12
Industrial and commercial equipment	5 – 25
Other assets	10 – 20

The criteria adopted by Eni for determining impairment losses and reversal is reported in note 15 – Impairment review of tangible and intangible assets and right-of-use assets.

Currency translation differences related to subsidiaries which utilize the U.S. dollar as functional currency (€3,603 million).

Initial recognition and change in estimates include the increase in the asset retirement cost of Exploration & Production segment mainly due to the cost reduction, partially offset by the increase in discount rates and in estimated costs for social projects to be incurred in respect to the commitments being formalized between Eni SpA and the Basilicata region, following to the development plan of oilfields in Val d'Agri relating to royalties for mineral concessions (€134 million).

Changes in the scope of consolidation related to: (i) the deconsolidation of Mozambique Rovuma Venture SpA following the change from joint operation to joint venture for €1,318 million; (ii) the acquisition of companies by the Plenitude business line for €658 million referring in particular to onshore wind assets already in operation in Italy (€423 million); (iii) the acquisition of Spanish Egyptian Gas Co SAE (now Damietta LNG (DLNG) SAE) for €176 million as part of the restructuring of the formerly equity-accounted Unión Fenosa Gas SA. More information on business combinations is provided in note 5 - Business combinations and other significant transactions.

Transfers from E&P tangible assets in progress to E&P UOP wells, plant and machinery related for €3,556 million to the commissioning of wells, plants and machinery primarily in Indonesia, Egypt, Kazakhstan, United States, Angola, Italy, Iraq and Mexico.

In 2021, exploration and appraisal activities comprised write-offs of unsuccessful exploration wells costs for €331 million mainly in Gabon, Montenegro, Myanmar, Bahrain, Egypt and Angola.

Other changes include the carrying amount of a 5% participating interest in the OML 17 property in Nigeria, which has been divested to a local operator. The transaction is currently being reviewed by the Nigerian antitrust authorities for alleged lack of communication regarding the transaction.

Exploration and appraisal activities related for €1,101 million to the costs of suspended exploration wells pending final determination of commerciality and management’s continuing commitment and for €136 million to costs of exploration wells in progress at the end of the year. Changes relating to suspended wells are reported below:

(€ million)	2021	2020	2019
Costs for exploratory wells suspended - beginning of the year	1,268	1,246	1,101
Increases for which is ongoing the determination of proved reserves	288	408	368
Amounts previously capitalized and expensed in the year	(286)	(226)	(183)
Reclassification to successful exploratory wells following the estimation of proved reserves	(43)	(48)	(46)
Disposals	(3)		(15)
Changes in the scope of consolidation	(199)
Currency translation differences	100	(112)	21
Other changes	(24)
Costs for exploratory wells suspended - end of the year	1,101	1,268	1,246

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2021		2020		2019
		(number of		(number of		(number of
		wells in Eni’s		wells in Eni’s		wells in Eni’s
	(€ million)	interest)	(€ million)	interest)	(€ million)	interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	175	4.0	157	6.7	185	7.7
- between 1 and 3 years	269	12.2	250	11.0	171	6.4
- beyond 3 years	657	19.7	861	19.3	890	26.4
	1,101	35.9	1,268	37.0	1,246	40.5
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	175	4.0	157	6.7	185	7.7
- fields for which the delineation campaign is in progress	567	17.9	631	14.9	556	11.3
- fields including commercial discoveries that proceeds to sanctioning	359	14.0	480	15.4	505	21.5
	1,101	35.9	1,268	37.0	1,246	40.5

Suspended wells costs awaiting a final investment decision amounted to €359 million and primarily related to several initiatives in the main countries of presence (Angola, Congo, Egypt, Indonesia and Nigeria).

Unproved mineral interests, comprised in assets in progress of the Exploration & Production segment, include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties. Unproved mineral interests were as follows:

							United Arab
(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	Emirates	Total
2021
Carrying amount - beginning of the year	203	860		114	100	18	468	1,763
Additions				3	6			9
Net (impairments) reversals	(1)		3	35		(2)		35
Reclassification to Proved Mineral Interest		(48)		(92)		(1)		(141)
Currency translation differences	16	80		8	8	1	40	153
Carrying amount - end of the year	218	892	3	68	114	16	508	1,819
2020
Carrying amount - beginning of the year	253	939	139	162	115	19	535	2,162
Additions					55	2		57
Net (impairments) reversals	(25)		(134)	(37)				(196)
Reclassification to Proved Mineral Interest			(2)		(61)	(2)	(25)	(90)
Currency translation differences	(25)	(79)	(3)	(11)	(9)	(1)	(42)	(170)
Carrying amount - end of the year	203	860		114	100	18	468	1,763

Unproved mineral interests comprised the Oil Prospecting License 245 property (“OPL 245”), offshore Nigeria, for €867 million corresponding to the price paid in 2011 to the Nigerian Government to acquire a 50% interest in the property, with another international oil company acquiring the remaining 50%. As of December 31, 2021, the net book value of the property amounted to €1,176 million, including capitalized exploration costs and pre-development costs. The acquisition of OPL 245 is subject to judicial proceedings in Italy and in Nigeria for alleged corruption and money laundering in respect of the Resolution Agreement signed on April 29, 2011, relating to the purchase of the license. This proceeding is disclosed in note 28 – Guarantees, Commitments and Risks – legal proceedings. The exploration period of the license OPL 245 expired on May 11, 2021. Eni is awaiting the conversion of the license into an Oil Mining Lease (OML) from the relevant Nigerian authorities to start the development of the reserves, having submitted an application for the conversion within the contractual terms and having verified compliance with all conditions and requirements provided for. Based on these considerations, Eni believes to have acquired the right to conversion. Consistently, the assessment of the recoverability of the asset book value was made in accordance with its value-in-use, which confirmed the book value also incorporating a stress test assuming possible delays in the start of production activities. In September 2020 Eni started an arbitration at ICSID, the International Centre for Settlement of Investment Disputes, to protect the value of its asset. In case of refusal to conversion, a continuing deadlock by the Nigerian authorities or other action suggesting an expropriation, in the next financial reports the Company will consider a reclassification of the asset in a dedicated line item and the evaluation of the underlying right for compensation.

Accumulated provisions for impairments amounted to €20,796 million (€20,343 million at December 31, 2020).

Property, plant and equipment include assets subject to operating leases for €372 million, essentially relating to service stations of the Refining & Marketing business line.

At December 31, 2021, Eni pledged property, plant and equipment for €24 million to guarantee payments of excise duties (same amount as of December 31, 2020).

Government grants recorded as a decrease of property, plant and equipment amounted to €105 million (€103 million at December 31, 2020).

Contractual commitments related to the purchase of property, plant and equipment are disclosed in note 28 – Guarantees, commitments and risks — Liquidity risk.

Property, plant and equipment under concession arrangements are described in note 28 – Guarantees, commitments and risks.